Property and equipment (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 8,826,836	R$ 8,432,475	R$ 8,397,116
Buildings
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 2,131,206	R$ 1,670,141	1,698,925
Annual rate of depreciation	4.00%	4.00%
Land
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 976,869	R$ 982,720	1,027,535
Annual rate of depreciation	0.00%	0.00%
Installations, properties and equipment for use
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 3,162,832	R$ 2,783,484	2,872,445
Annual rate of depreciation	10.00%	10.00%
Security and communications systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 142,806	R$ 135,349	132,861
Annual rate of depreciation	10.00%	10.00%
Data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 1,553,907	R$ 1,621,597
Annual rate of depreciation	20.00%	20.00%
Transportation systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 31,643	R$ 38,459	R$ 46,605
Annual rate of depreciation	20.00%	20.00%
Financial leasing of data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 827,573	R$ 1,200,725
Annual rate of depreciation	20.00%	20.00%
Cost
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 18,090,900	R$ 16,405,492
Cost | Buildings
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	2,611,299	2,153,407
Cost | Land
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	976,869	982,720
Cost | Installations, properties and equipment for use
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	6,324,483	5,450,939
Cost | Security and communications systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	379,099	349,228
Cost | Data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	4,231,789	3,950,625
Cost | Transportation systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	92,403	86,705
Cost | Financial leasing of data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	3,474,958	3,431,868
Accumulated depreciation
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(9,264,064)	(7,973,017)
Accumulated depreciation | Buildings
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(480,093)	(483,266)
Accumulated depreciation | Land
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	0	0
Accumulated depreciation | Installations, properties and equipment for use
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(3,161,651)	(2,667,455)
Accumulated depreciation | Security and communications systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(236,293)	(213,879)
Accumulated depreciation | Data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(2,677,882)	(2,329,028)
Accumulated depreciation | Transportation systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(60,760)	(48,246)
Accumulated depreciation | Financial leasing of data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ (2,647,385)	R$ (2,231,143)